Organization and Summary of Significant Accounting Policies - Segment Reporting (Details) - segment	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of reportable segments	1
Number of operating segments	1	1